Events After the Reporting Period (Details)										1 Months Ended		2 Months Ended		3 Months Ended	9 Months Ended			12 Months Ended
	Dec. 21, 2023 USD ($) $ / shares shares	Dec. 29, 2022 USD ($) $ / shares shares	Dec. 29, 2022 DKK (kr) kr / shares shares	Oct. 20, 2022 shares	Oct. 20, 2022 USD ($) $ / shares shares	Oct. 20, 2022 DKK (kr) shares	Oct. 13, 2022 kr / shares shares	Oct. 03, 2022 USD ($)	Oct. 03, 2022 DKK (kr)	Oct. 31, 2020 USD ($) $ / shares shares	Sep. 30, 2020 USD ($) $ / shares shares	Mar. 03, 2023 USD ($) $ / shares shares	Mar. 03, 2023 DKK (kr) kr / shares shares	Jan. 12, 2024 USD ($) shares	Sep. 30, 2023 USD ($) $ / shares shares	Sep. 30, 2023 DKK (kr) shares	Sep. 30, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 21, 2023 kr / shares	Jul. 31, 2023 kr / shares	Dec. 31, 2022 kr / shares	Aug. 31, 2022 kr / shares	Dec. 31, 2021 kr / shares	Feb. 05, 2021 kr / shares	Jan. 04, 2021 kr / shares	Aug. 10, 2020 kr / shares
Events After the Reporting Period
Proceeds from issuance of shares and exercise warrants, less underwriter discounts															$ 6,127,000		$ 48,000	$ 428,000	$ 53,854,000	$ 9,019,000
American Depositary Shares [Member]
Events After the Reporting Period
Ordinary shares purchase price | $ / shares					$ 2.76										$ 1.79
Gross proceeds from sale of ordinary shares								$ 300,000							$ 6,000,000.0
Ordinary shares sold (in shares) | shares				114,402			114,402								3,323,212	3,323,212
Increase in share capital | kr									kr 114,402							kr 3,323,212
Number of ordinary shares per ADS															1	1						1
Ordinary shares par value | kr / shares																						kr 1
Ordinary Shares [Member]
Events After the Reporting Period
Ordinary shares purchase price | $ / shares										$ 8.89	$ 8.89
Gross proceeds from sale of ordinary shares										$ 2,400,000	$ 6,600,000
Ordinary shares sold (in shares) | shares										269,136	745,380
Ordinary shares par value | kr / shares																							kr 1	kr 1	kr 1	kr 1	kr 1	kr 1
Share Issuances
Events After the Reporting Period
Increase in share capital | kr													kr 2,298,594
Entered into financing agreement | Private Placement
Events After the Reporting Period
Gross proceeds from sale of ordinary shares	$ 5,300,000
Ordinary shares sold (in shares) | shares	9,726,898
Gross proceeds from exercise of warrants	$ 6,900,000
Entered into financing agreement | American Depositary Shares [Member]
Events After the Reporting Period
Number of ordinary shares per ADS																						1
Ordinary shares par value | kr / shares																						kr 1
Gross proceeds from exercise of warrants	$ 5,300,000
Entered into financing agreement | American Depositary Shares [Member] | Private Placement
Events After the Reporting Period
Ordinary shares sold (in shares) | shares	9,726,898
Number of ordinary shares per ADS	1																				1
Ordinary shares par value | $ / shares	$ 0.544
Ifrs Debt Instrument, Term	3 years
Exercise Price Per Warrant | $ / shares	$ 0.707
At-The-Market Issuance Sales Agreement
Events After the Reporting Period
Gross proceeds from sale of ordinary shares		$ 9,968
Ordinary shares sold (in shares) | shares		4,450	4,450
Increase in share capital | kr			kr 4,450
At-The-Market Issuance Sales Agreement | American Depositary Shares [Member]
Events After the Reporting Period
Ordinary shares purchase price | $ / shares		$ 2.24			$ 2.76
Gross proceeds from sale of ordinary shares					$ 300,000
Ordinary shares sold (in shares) | shares		4,450	4,450		114,403	114,403
Increase in share capital | kr						kr 114,403
Number of ordinary shares per ADS			1	1	1	1
At-The-Market Issuance Sales Agreement | Ordinary Shares [Member]
Events After the Reporting Period
Ordinary shares par value | kr / shares			kr 1				kr 1
At-The-Market Issuance Sales Agreement | Share Issuances
Events After the Reporting Period
Gross proceeds from sale of ordinary shares												$ 4,200,000
Proceeds from issuance of shares and exercise warrants, less underwriter discounts														$ 300,000
At-The-Market Issuance Sales Agreement | Share Issuances | American Depositary Shares [Member]
Events After the Reporting Period
Ordinary shares purchase price | $ / shares												$ 1.90
Ordinary shares sold (in shares) | shares												2,298,594	2,298,594	356,742
Number of ordinary shares per ADS													1
Ordinary shares par value | kr / shares																					kr 1
At-The-Market Issuance Sales Agreement | Share Issuances | Ordinary Shares [Member]
Events After the Reporting Period
Ordinary shares par value | kr / shares													kr 1